Share-Based Incentive Compensation (details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Share-Based Incentive Compensation disclosure
Stock options vested at end of period, number (in shares)	6,328,223
Stock options vested at end of period, weighted average exercise price (per share)	$ 86.11
Stock options vested at end of period, weighted average contractual life remaining	6 years 6 months
Stock options vested at end of period, aggregate intrinsic value	$ 218
Stock options exercisable at end of period, number (in shares)	3,631,047
Stock options exercisable at end of period, weighted average exercise price (per share)	$ 68.37
Stock options exercisable at end of period, weighted average contractual life remaining	4 years 9 months 18 days
Stock options exercisable at end of period, aggregate intrinsic value	$ 189
Total compensation cost recognized in earnings for all share-based incentive compensation awards	42	$ 50
Tax benefit recognized in earnings related to compensation costs	14	$ 17
Total unrecognized compensation cost related to all nonvested share-based incentive compensation awards	$ 214
Weighted-average period of recognition for unrecognized compensation cost (in years)	2 years 2 months 12 days